Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2014	¥ 2,783,141	¥ 646,654	¥ 1,127,090	¥ 940,262	¥ (451,585)	¥ (4,284)	¥ 2,258,137	¥ 525,004
Exercise of stock acquisition rights	1,988	994	994				1,988
Conversion of zero coupon convertible bonds	118,780	59,390	59,390				118,780
Stock-based compensation	873		873				873
Comprehensive income:
Net income (loss)	(49,004)			(125,980)			(125,980)	76,976
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	38,718				26,644		26,644	12,074
Pension liability adjustment	(21,187)				(21,092)		(21,092)	(95)
Foreign currency translation adjustments	65,790				60,750		60,750	5,040
Total comprehensive income (loss)	34,317						(59,678)	93,995
Stock issue costs, net of tax	(517)			(517)			(517)
Dividends declared	(14,108)							(14,108)
Purchase of treasury stock	(101)					(101)	(101)
Reissuance of treasury stock	66		(99)			165	66
Transactions with noncontrolling interests shareholders and other	4,030		(2,471)				(2,471)	6,501
Ending Balance at Mar. 31, 2015	2,928,469	707,038	1,185,777	813,765	(385,283)	(4,220)	2,317,077	611,392
Issuance of new shares	301,708	150,854	150,854				301,708
Exercise of stock acquisition rights	1,950	975	975				1,950
Stock-based compensation	1,516		1,516				1,516
Comprehensive income:
Net income (loss)	209,715			147,791			147,791	61,924
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	2,220				(13,417)		(13,417)	15,637
Unrealized gains (losses) on derivative instruments	(1,198)				(1,198)		(1,198)
Pension liability adjustment	(171,753)				(170,608)		(170,608)	(1,145)
Foreign currency translation adjustments	(83,899)				(82,812)		(82,812)	(1,087)
Total comprehensive income (loss)	(44,915)						(120,244)	75,329
Stock issue costs, net of tax	(1,478)		(1,478)				(1,478)
Dividends declared	(46,093)			(25,225)			(25,225)	(20,868)
Purchase of treasury stock	(110)					(110)	(110)
Reissuance of treasury stock	59		(12)			71	59
Transactions with noncontrolling interests shareholders and other	(16,696)		(11,913)				(11,913)	(4,783)
Ending Balance at Mar. 31, 2016	3,124,410	858,867	1,325,719	936,331	(653,318)	(4,259)	2,463,340	661,070
Exercise of stock acquisition rights	3,556	1,778	1,778				3,556
Stock-based compensation	1,601		1,601				1,601
Comprehensive income:
Net income (loss)	127,561			73,289			73,289	54,272
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(30,293)				(14,101)		(14,101)	(16,192)
Unrealized gains (losses) on derivative instruments	1,140				1,140		1,140
Pension liability adjustment	63,232				63,003		63,003	229
Foreign currency translation adjustments	(17,988)				(15,493)		(15,493)	(2,495)
Total comprehensive income (loss)	143,652						107,838	35,814
Stock issue costs, net of tax	(30)		(30)				(30)
Dividends declared	(42,320)			(25,252)			(25,252)	(17,068)
Purchase of treasury stock	(114)					(114)	(114)
Reissuance of treasury stock	28		(10)			38	28
Transactions with noncontrolling interests shareholders and other	(95,361)		(53,721)				(53,721)	(41,640)
Ending Balance at Mar. 31, 2017	¥ 3,135,422	¥ 860,645	¥ 1,275,337	¥ 984,368	¥ (618,769)	¥ (4,335)	¥ 2,497,246	¥ 638,176